UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
 (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

DWAC
Elkhorn Commodity Rotation Strategy ETF

RCOM
Elkhorn Fundamental Commodity Strategy ETF

CAPX
Elkhorn S&P 500 Capital Expenditures Portfolio

EPRF
Elkhorn S&P High Quality Preferred ETF

Semi-Annual Report
ELKHORN ETF TRUST
09/30/2016

TABLE OF CONTENTS

Shareholder Expense Example.	1
Sector Allocations	2
Schedules of Investments	3
Elkhorn Commodity Rotation Strategy ETF	3
Elkhorn Fundamental Commodity Strategy ETF	4
Elkhorn S&P 500 Capital Expenditures Portfolio	6
Elkhorn S&P High Quality Preferred ETF	9
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Board of Considerations Regarding Approval of Investment Management Agreement	24
Supplemental Information	26

Shareholder Expense Example
September 30, 2016 (unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in each fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016, except as noted below. The hypothetical expense examples are based on an investment of $1,000 invested for the one-half year period April 1, 2016 through September 30, 2016.

ACTUAL EXPENSES

The first line under each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund in the table provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each fund in the table is useful in comparing ongoing fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Annualized Expense Ratio for the Period	Expenses Paid During Period 4/1/2016 – 9/30/2016
Elkhorn Commodity Rotation Strategy ETF
Actual	$ 1,000.00	$ 992.60	0.99%	$ 0.27[1]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.10	0.99%	$ 5.01[2]
Elkhorn Fundamental Commodity Strategy ETF
Actual	$ 1,000.00	$ 1,005.90	0.75%	$ 0.21[1]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.31	0.75%	$ 3.80[2]
Elkhorn S&P 500 Capital Expenditures Portfolio
Actual	$ 1,000.00	$ 1,087.40	0.29%	$ 1.52
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.61	0.29%	$ 1.47[2]
Elkhorn S&P High Quality Preferred ETF
Actual	$ 1,000.00	$ 1,013.90	0.47%	$ 1.69[3]
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.71	0.47%	$ 2.38[2]

[1]

Fund commenced operations on September 20, 2016. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 10/365 (to reflect days in operations).

[2]	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]

Fund commenced operations on May 23, 2016. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 130/365 (to reflect days in operations).

Sector Allocations
September 30, 2016 (unaudited)

Elkhorn Commodity Rotation Strategy ETF
Commodity Sector	% of Value at September 30, 2016
Agriculture	61.6%
Base Metals	18.9
Precious Metals	19.5
Total Investments	100.0%

Elkhorn Fundamental Commodity Strategy ETF
Commodity Sector	% of Value at September 30, 2016
Agriculture	35.0%
Base Metals	24.7
Energy	22.3
Precious Metals	18.0
Total Investments	100.0%

Elkhorn S&P 500 Capital Expenditures Portfolio
Sector	% of Total Investments
Consumer Discretionary	15.6%
Consumer Staples	5.4
Energy	9.4
Financials	13.7
Health Care	16.8
Industrials	7.2
Information Technology	18.8
Materials	3
Real Estate	8.5
Telecommunication Services	0.9
Utilities	0.7
Total Investments	100.0%

Elkhorn S&P High Quality Preferred ETF
Sector	% of Total Investments*
Consumer Discretionary	0.5%
Financials	37.8
Industrials	1.8
Real Estate	50.5
Telecommunication Services	0.2
Utilities	9.2
Total Investments	100.0%

*	Excluding Money Market Fund

Elkhorn Commodity Rotation Strategy ETF
Consolidated Schedule of Investments
September 30, 2016 (unaudited)

Investments	Principal	Value
Treasury Bill—40.3%
U.S. Treasury Bill, 0.0%, 12/29/2016	$1,000,000	$999,343

Total Investments—40.3%
(Cost $999,404)		999,343

Other Assets in Excess of Liabilities—59.7%		1,482,134
Net Assets—100.0%		$2,481,477

Futures contracts outstanding as of September 30, 2016:
Description	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Coffee 'C' Future	Societe Generale	03/21/2017	9	$539,712	$522,788	$(16,924)
Cotton No. 2 Future	Societe Generale	12/07/2016	15	531,158	510,600	(20,558)
LME Zinc Future	Societe Generale	01/16/2017	8	460,550	476,300	15,750
Silver Future	Societe Generale	12/27/2017	5	491,646	490,700	(946)
Sugar #11 (World) Future	Societe Generale	04/28/2017	21	516,380	521,203	4,823
					$2,521,591	$(17,855)

Cash posted as collateral to broker for futures contracts was $20,574 at September 30, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Treasury Bill	$999,343	$—	$—	$999,343
Other Investments
Futures contracts	20,573	—	—	20,573
Total Investments in Securities	$1,019,916	$—	$—	$1,019,916
Liability Valuation Inputs
Other Investments
Futures contracts	38,428	—	—	38,428
Total Other Investments	$38,428	$—	$—	$38,428

For the period ended September 30, 2016, there were no transfers between any levels. There were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Consolidated Schedule of Investments
September 30, 2016 (unaudited)

Investments	Principal	Value
Treasury Bill—39.7%
U.S. Treasury Bill, 0.0%, 11/17/2016	$2,000,000	$1,999,604
U.S. Treasury Bill, 0.0%, 01/26/2017	2,000,000	1,998,286

Total Investments—39.7%
(Cost $3,998,327)		3,997,890

Other Assets in Excess of Liabilities—60.3%		6,061,163
Net Assets—100.0%		$10,059,053

Futures contracts outstanding as of September 30, 2016:
Description	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Brent Crude Future	Societe Generale	10/31/2017	11	$557,985	$594,770	$36,785
Cattle Feeder Future	Societe Generale	11/17/2016	1	64,431	59,825	(4,606)
Cocoa Future	Societe Generale	05/15/2017	3	84,947	81,930	(3,017)
Coffee 'C' Future	Societe Generale	12/18/2017	3	187,065	182,363	(4,702)
Corn Future	Societe Generale	12/14/2017	16	304,462	301,200	(3,262)
Cotton No.2 Future	Societe Generale	12/07/2016	5	177,053	170,200	(6,853)
Gasoline Rbob Future	Societe Generale	11/30/2017	4	226,299	242,054	15,755
Gold 100 Oz Future	Societe Generale	12/27/2017	10	1,334,341	1,335,500	1,159
KC HRW Wheat Future	Societe Generale	07/14/2017	1	22,730	22,625	(105)
Lean Hogs Future	Societe Generale	12/14/2016	6	117,813	105,540	(12,273)
Live Cattle Future	Societe Generale	06/30/2017	7	280,049	263,060	(16,989)
LME Copper Future	Societe Generale	12/18/2017	10	1,208,812	1,226,250	17,438
LME Lead Future	Societe Generale	12/18/2017	3	149,531	160,575	11,044
LME Nickel Future	Societe Generale	06/19/2017	4	249,601	255,504	5,903
LME PRI Alum Future	Societe Generale	01/16/2017	12	473,924	503,250	29,326
LME Zinc Future	Societe Generale	12/18/2017	6	345,112	356,588	11,476
Low Su Gasoil G Future	Societe Generale	12/12/2017	4	181,020	191,200	10,180
Natural Gas Future	Societe Generale	02/24/2017	11	369,934	355,300	(14,634)
NY Harb ULSD Future	Societe Generale	03/31/2017	2	122,944	132,140	9,196
Silver Future	Societe Generale	12/27/2017	5	491,647	490,700	(947)
Soybean Future	Societe Generale	03/14/2017	38	1,896,832	1,834,450	(62,382)
Sugar #11 (World) Future	Societe Generale	06/30/2017	20	473,870	477,344	3,474
Wheat Future (CBT)	Societe Generale	07/14/2017	2	44,986	44,750	(236)
WTI Crude Future	Societe Generale	05/22/2018	14	707,349	747,040	39,691
					$10,134,158	$61,421

Cash posted as collateral to broker for futures contracts was $191,427 at September 30, 2016.

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Consolidated Schedule of Investments, continued
September 30, 2016 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Treasury Bill	$3,997,890	$—	$—	$3,997,890
Other Investments
Futures contracts	191,427	—	—	191,427
Total Investments in Securities	$4,189,317	$—	$—	$4,189,317
Liability Valuation Inputs
Other Investments
Futures contracts	130,006	—	—	130,006
Total Other Investments	$130,006	$—	$—	$130,006

For the period ended September 30, 2016, there were no transfers between any levels. There were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P 500 Capital Expenditures Portfolio
Schedule of Investments
September 30, 2016 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Auto Components—1.0%
Johnson Controls International PLC	565	$26,289

Banks—3.2%
Fifth Third Bancorp	1,466	29,994
KeyCorp	2,280	27,748
M&T Bank Corp.	218	25,310
Total Banks		83,052

Beverages—0.9%
Monster Beverage Corp.*	157	23,049

Biotechnology—4.2%
AbbVie, Inc.	394	24,849
Amgen, Inc.	157	26,189
Biogen, Inc.*	101	31,616
Vertex Pharmaceuticals, Inc.*	284	24,768
Total Biotechnology		107,422

Capital Markets—4.3%
Bank of New York Mellon Corp. (The)	657	26,201
Charles Schwab Corp. (The)	983	31,034
CME Group, Inc.	256	26,757
Intercontinental Exchange, Inc.	98	26,397
Total Capital Markets		110,389

Chemicals—2.1%
FMC Corp.	544	26,297
International Flavors & Fragrances, Inc.	195	27,879
Total Chemicals		54,176

Communications Equipment—1.1%
Harris Corp.	300	27,483

Construction & Engineering—2.1%
Jacobs Engineering Group, Inc.*	493	25,498
Quanta Services, Inc.*	1,039	29,082
Total Construction & Engineering		54,580

Consumer Finance—2.1%
Capital One Financial Corp.	391	28,085
Discover Financial Services	460	26,013
Total Consumer Finance		54,098

Diversified Consumer Services—1.0%
H&R Block, Inc.	1,072	24,817

Diversified Financial Services—1.1%
Leucadia National Corp.	1,449	27,589

Diversified Telecommunication Services—0.9%
AT&T, Inc.	594	24,122

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A	441	28,630

Energy Equipment & Services—3.2%
Baker Hughes, Inc.	579	29,222
FMC Technologies, Inc.*	959	28,454
Schlumberger Ltd.	321	25,243
Total Energy Equipment & Services		82,919

Equity Real Estate Investment—7.4%
American Tower Corp.	223	25,272
AvalonBay Communities, Inc.	137	24,364
Boston Properties, Inc.	190	25,895
Extra Space Storage, Inc.	271	21,520
General Growth Properties, Inc.	816	22,522
HCP, Inc.	705	26,755
Macerich Co. (The)	289	23,371
Public Storage	98	21,868
Total Equity Real Estate Investment		191,567

Food & Staples Retailing—1.0%
Walgreens Boots Alliance, Inc.	309	24,912

Food Products—1.7%
JM Smucker Co. (The)	164	22,228
Mead Johnson Nutrition Co.	283	22,360
Total Food Products		44,588

Health Care Equipment & Supplies—3.9%
Becton Dickinson and Co.	144	25,881
C. R. Bard, Inc.	106	23,774
DENTSPLY SIRONA, Inc.	399	23,712
Intuitive Surgical, Inc.*	37	26,819
Total Health Care Equipment & Supplies		100,186

Health Care Providers & Services—4.7%
Aetna, Inc.	216	24,937
AmerisourceBergen Corp.	309	24,961
Express Scripts Holding Co.*	325	22,922
Laboratory Corp. of America Holdings*	187	25,709
Universal Health Services, Inc., Class B	184	22,673
Total Health Care Providers & Services		121,202

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P 500 Capital Expenditures Portfolio
Schedule of Investments, continued
September 30, 2016 (unaudited)

Investments	Shares	Value
Hotels, Restaurants & Leisure—2.8%
Darden Restaurants, Inc.	408	$25,019
Marriott International, Inc., Class A	362	24,373
McDonald's Corp.	208	23,995
Total Hotels, Restaurants & Leisure		73,387

Household Durables—0.9%
D.R. Horton, Inc.	748	22,590

Household Products—0.9%
Clorox Co. (The)	183	22,908

Independent Power and Renewable Electricity Producers—0.7%
NRG Energy, Inc.	1,678	18,810

Industrial Conglomerates—1.9%
General Electric Co.	785	23,252
Roper Technologies, Inc.	149	27,188
Total Industrial Conglomerates		50,440

Insurance—3.0%
Arthur J Gallagher & Co.	519	26,402
Loews Corp.	620	25,513
Marsh & McLennan Cos., Inc.	377	25,353
Total Insurance		77,268

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc.*	34	28,468

Internet Software & Services—2.0%
Facebook, Inc., Class A*	216	27,706
VeriSign, Inc.*	295	23,081
Total Internet Software & Services		50,787

IT Services—2.7%
Cognizant Technology Solutions Corp., Class A*	437	20,849
Total System Services, Inc.	468	22,066
Visa, Inc., Class A	331	27,374
Total IT Services		70,289

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	556	26,182
PerkinElmer, Inc.	469	26,316
Total Life Sciences Tools & Services		52,498

Machinery—1.1%
Illinois Tool Works, Inc.	233	27,923

Media—4.8%
CBS Corp., Class B	443	24,250
Discovery Communications, Inc., Class A*	987	26,570
Scripps Networks Interactive, Inc., Class A	393	24,951
Time Warner, Inc.	324	25,794
Twenty-First Century Fox, Inc., Class A	913	22,113
Total Media		123,678

Metals & Mining—0.9%
Nucor Corp.	475	23,489

Multiline Retail—1.8%
Dollar Tree, Inc.*	266	20,995
Target Corp.	355	24,382
Total Multiline Retail		45,377

Oil, Gas & Consumable Fuels—6.2%
Chesapeake Energy Corp.*	5,968	37,419
Cimarex Energy Co.	214	28,755
Devon Energy Corp.	673	29,686
Southwestern Energy Co.*	1,965	27,196
Williams Cos., Inc. (The)	1,205	37,030
Total Oil, Gas & Consumable Fuels		160,086

Pharmaceuticals—2.1%
Mallinckrodt PLC*	406	28,331
Perrigo Co. PLC	270	24,929
Total Pharmaceuticals		53,260

Real Estate Management & Development—1.0%
CBRE Group, Inc., Class A*	966	27,029

Semiconductors & Semiconductor—7.6%
Analog Devices, Inc.	438	28,229
Applied Materials, Inc.	1,014	30,572
First Solar, Inc.*	555	21,917
Intel Corp.	744	28,086
KLA-Tencor Corp.	343	23,911
Microchip Technology, Inc.	488	30,324
NVIDIA Corp.	497	34,054
Total Semiconductors & Semiconductor		197,093

Software—3.1%
CA, Inc.	749	24,777
Electronic Arts, Inc.*	323	27,584
Red Hat, Inc.*	348	28,129
Total Software		80,490

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P 500 Capital Expenditures Portfolio
Schedule of Investments, continued
September 30, 2016 (unaudited)

Investments	Shares	Value
Specialty Retail—2.2%
Ross Stores, Inc.	435	$27,970
Urban Outfitters, Inc.*	869	29,998
Total Specialty Retail		57,968

Technology Hardware, Storage & Peripherals—1.2%
Western Digital Corp.	512	29,937

Tobacco—0.9%
Reynolds American, Inc.	476	22,443

Trading Companies & Distributors—2.0%
Fastenal Co.	559	23,355
United Rentals, Inc.*	375	29,434
Total Trading Companies & Distributors		52,789

Total Investments—99.9%
(Cost $2,459,555)		2,580,077

Other Assets in Excess of Liabilities—0.1%		2,561
Net Assets—100.0%		$2,582,638

*	Non-income producing security

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,580,077	$—	$—	$2,580,077
Total Investments in Securities	$2,580,077	$—	$—	$2,580,077

For the six months ended September 30, 2016, there were no transfers between any levels. There were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Schedule of Investments
September 30, 2016 (unaudited)

Investments	Shares	Value
PREFERRED STOCKS—99.6%
Banks—12.8%
BB&T Corp., 5.63%	2,193	$58,465
BB&T Corp., 5.85%	2,152	55,393
BB&T Corp., Series E, 5.63%	2,197	56,573
BB&T Corp., Series F, 5.20%	2,248	57,369
BB&T Corp., Series G, 5.20%	2,236	58,360
Commerce Bancshares, Inc., Series B, 6.00%	2,080	59,072
Cullen/Frost Bankers, Inc., 5.38%	2,190	58,911
First Republic Bank, Series F, 5.70%	2,144	58,145
First Republic Bank, Series G, 5.50%	2,208	59,417
HSBC Holdings PLC (United Kingdom), 8.13%	2,144	57,952
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	2,182	56,972
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	2,232	57,251
JPMorgan Chase & Co., Series AA, 6.10%	2,176	58,991
JPMorgan Chase & Co., Series BB, 6.15%	2,164	58,774
JPMorgan Chase & Co., Series O, 5.50%	2,235	57,753
JPMorgan Chase & Co., Series P, 5.45%	2,216	59,145
JPMorgan Chase & Co., Series T, 6.70%	2,050	57,995
JPMorgan Chase & Co., Series W, 6.30%	2,126	59,124
JPMorgan Chase & Co., Series Y, 6.13%	2,160	58,514
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	2,239	57,117
US Bancorp, Series H, 5.15%	2,156	57,285
Wells Fargo & Co., 5.20%	1,687	42,597
Wells Fargo & Co., Series J, 8.00%	1,578	42,622
Wells Fargo & Co., Series L, 7.50%	34	44,492
Wells Fargo & Co., Series O, 5.13%	1,695	42,578
Wells Fargo & Co., Series P, 5.25%	1,683	42,917
Wells Fargo & Co., Series T, 6.00%	1,627	43,571
Wells Fargo & Co., Series V, 6.00%	1,617	43,287
Wells Fargo & Co., Series W, 5.70%	1,653	42,846
Wells Fargo & Co., Series X, 5.50%	1,699	43,817
Total Banks		1,607,305

Capital Markets—5.5%
Affiliated Managers Group, Inc., 6.38%	2,170	57,028
Apollo Investment Corp., 6.63%	2,244	58,232
Ares Management LP, Series A, 7.00%	2,261	58,786
Bank of New York Mellon Corp. (The), 5.20%	2,186	56,486
Charles Schwab Corp. (The), Series C, 6.00%	2,122	58,419
Goldman Sachs Group, Inc. (The), 6.50%	2,218	56,714
KKR & Co. LP, Series A, 6.75%	2,160	58,493
KKR Financial Holdings LLC, 8.38%	2,214	56,501
Northern Trust Corp., Series C, 5.85%	2,083	56,637
Raymond James Financial, Inc., 6.90%	2,193	56,733
State Street Corp., Series C, 5.25%	2,197	55,979
State Street Corp., Series E, 6.00%	2,075	55,568
Total Capital Markets		685,576

Commercial Services & Supplies—0.5%
Pitney Bowes, Inc., 6.70%	2,122	56,530

Diversified Telecommunication—0.2%
Qwest Corp., 7.50%	1,125	28,733

Electric Utilities—8.7%
Duke Energy Corp., 5.13%	2,153	56,538
FPL Group Capital Trust I, 5.88%	13,002	334,151
Nextera Energy Capital Holdings, Inc., 5.00%	1,673	42,728
Nextera Energy Capital Holdings, Inc., Series G, 5.70%	1,648	42,238
Nextera Energy Capital Holdings, Inc., Series H, 5.63%	1,681	42,933
Nextera Energy Capital Holdings, Inc., Series I, 5.13%	1,668	42,451
PPL Capital Funding, Inc., Series B, 5.90%	2,152	56,684
SCE Trust I, 5.63%	10,675	273,173
SCE Trust II, 5.10%	7,767	197,670
Total Electric Utilities		1,088,566

Equity Real Estate Investment—50.3%
Boston Properties, Inc., 5.25%	17,853	474,354
Equity Commonwealth, 5.75%	2,254	58,041
Kimco Realty Corp., Series I, 6.00%	17,785	460,098
Kimco Realty Corp., Series J, 5.50%	17,888	460,795
Kimco Realty Corp., Series K, 5.63%	17,909	463,843
National Retail Properties, Inc., Series D, 6.63%	10,684	274,365
National Retail Properties, Inc., Series E, 5.70%	10,746	275,528
PS Business Parks, Inc., Series S, 6.45%	7,818	198,968
PS Business Parks, Inc., Series T, 6.00%	7,330	187,208
PS Business Parks, Inc., Series U, 5.75%	7,304	186,252
Public Storage, Series A, 5.88%	9,042	244,496
Public Storage, Series B, 5.40%	9,395	248,122
Public Storage, Series C, 5.13%	9,650	252,058
Public Storage, Series S, 5.90%	9,612	244,433
Public Storage, Series T, 5.75%	9,449	241,894
Public Storage, Series U, 5.63%	9,420	241,152
Public Storage, Series V, 5.38%	9,575	243,684
Public Storage, Series W, 5.20%	9,561	245,144
Public Storage, Series X, 5.20%	9,521	245,356
Public Storage, Series Y, 6.38%	8,846	247,334

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Schedule of Investments, continued
September 30, 2016 (unaudited)

Investments	Shares	Value
Equity Real Estate Investment—50.3% (Continued)
Public Storage, Series Z, 6.00%	8,859	$243,268
Realty Income Corp., Series F, 6.63%	17,615	458,871
Senior Housing Properties Trust, 5.63%	2,270	57,681
Ventas Realty LP / Ventas Capital Corp., 5.45%	2,090	55,719
Total Equity Real Estate Investment		6,308,664

Industrial Conglomerates—0.9%
General Electric Co., 4.88%	2,109	55,277
General Electric Co., 4.88%	2,159	55,573
Total Industrial Conglomerates		110,850

Insurance—18.4%
Aegon NV (Netherlands), 6.38%	10,330	262,795
Aegon NV (Netherlands), 6.50%	9,671	249,802
Aegon NV (Netherlands), 8.00%	2,082	55,589
Aflac, Inc., 5.50%	2,173	57,541
American Financial Group, Inc., 6.38%	2,177	56,558
Arch Capital Group Ltd. (Bermuda), Series C, 6.75%	2,182	55,903
Argo Group US, Inc., 6.50%	2,204	57,172
Assured Guaranty Municipal Holdings, Inc., 6.25%	2,363	62,265
Aviva PLC (United Kingdom), 8.25%	2,457	62,703
Axis Capital Holdings Ltd. (Bermuda), Series C, 6.88%	2,401	61,514
Axis Capital Holdings Ltd. (Bermuda), Series D	2,357	61,706
PartnerRe Ltd. (Bermuda), Series D, 6.50%	13,304	348,815
PartnerRe Ltd. (Bermuda), Series E, 7.25%	4,619	118,073
PartnerRe Ltd. (Bermuda), Series H	11,604	348,584
PartnerRe Ltd. (Bermuda), Series I	1,683	46,165
Protective Life Corp., 6.25%	2,155	55,620
Prudential Financial, Inc., 5.70%	2,172	56,798
Prudential Financial, Inc., 5.75%	2,156	56,940
Prudential PLC (United Kingdom), 6.50%	2,192	58,724
Prudential PLC (United Kingdom), 6.75%	2,189	57,242
RenaissanceRe Holdings Ltd. (Bermuda), Series E	2,219	57,916
Selective Insurance Group, Inc., 5.88%	2,203	57,851
Total Insurance		2,306,276

Machinery—0.4%
Stanley Black & Decker, Inc., 5.75%	2,189	56,432

Media—0.4%
Comcast Corp., 5.00%	2,109	56,310

Mortgage Real Estate Investment—1.0%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	4,648	123,219

Multi-Utilities—0.5%
DTE Energy Co., 6.50%	2,228	56,970

Total Preferred Stocks
(Cost $12,651,823)		12,485,431

MONEY MARKET FUND—0.2%
Goldman Sachs Financial Square Funds - Government Fund, 0.29% (a)
(Cost $29,222)	29,222	29,222

Total Investments—99.8%
(Cost $12,681,045)		12,514,653

Other Assets in Excess of Liabilities—0.2%		21,551
Net Assets—100.0%		$12,536,204

(a)	Rate shown represents annualized 7-day yield as of September 30, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Preferred Stocks	$12,485,431	$—	$—	$12,485,431
Money Market	29,222	—	—	29,222
Total Investments in Securities	$12,514,653	$—	$—	$12,514,653

For the six months ended September 30, 2016, there were no transfers between any levels. There were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Assets and Liabilities
September 30, 2016 (unaudited)

	Elkhorn Commodity Rotation Strategy ETF (Consolidated)	Elkhorn Fundamental Commodity Strategy ETF (Consolidated)	Elkhorn S&P 500 Capital Expenditures Portfolio	Elkhorn S&P High Quality Preferred ETF
ASSETS:
Investments, at value	$999,343	$3,997,890	$2,580,077	$12,514,653
Cash	1,496,017	5,988,285	—	283,795
Cash collateral held at brokers	20,574	191,427	—	—
Receivables:
Dividends	—	—	2,766	25,806
Investment securities sold	—	—	18,057	—
Variation Margin Receivable	4,649	13,515	—	—
Total Assets	2,520,583	10,191,117	2,600,900	12,824,254

LIABILITIES:
Payables:
Due to Broker for futures contracts	38,429	130,006	—	—
Due to custodian	—	—	2,056	—
Investment securities purchased	—	—	15,593	283,817
Advisory fees	677	2,058	613	4,233
Total Liabilities	39,106	132,064	18,262	288,050
NET ASSETS	$2,481,477	$10,059,053	$2,582,638	$12,536,204

NET ASSETS CONSIST OF:
Paid-in capital	$2,500,050	$10,000,050	$2,542,090	$12,693,035
Undistributed net investment income (loss)	(657)	(1,981)	1,520	51,406
Accumulated net realized loss on investments	—	—	(81,494)	(41,845)
Net unrealized appreciation (depreciation) on investments and futures contracts	(17,916)	60,984	120,522	(166,392)
NET ASSETS	$2,481,477	$10,059,053	$2,582,638	$12,536,204
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	100,002	400,002	104,000	500,002
Net asset value, per share	$24.81	$25.15	$24.83	$25.07
Investments, at cost	$999,404	$3,998,327	$2,459,555	$12,681,045

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Operations (unaudited)

	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF	Elkhorn S&P 500 Capital Expenditures Portfolio	Elkhorn S&P High Quality Preferred ETF
	For the Period September 20, 2016[1] to September 30, 2016	For the Period September 20, 2016[1] to September 30, 2016	For the six months ended September 30, 2016	For the Period May 23, 2016[1] to September 30, 2016
INVESTMENT INCOME:
Dividend income	$—	$—	$17,103	$180,678
Interest income	20	77	—	—
Total Income	20	77	17,103	180,678

EXPENSES:
Advisory fees	677	2,058	3,179	10,627
Net Investment Income (Loss)	(657)	(1,981)	13,924	170,051

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	—	—	(37,311)	(41,845)
In-kind redemptions	—	—	28,520	—
Total net realized gain (loss)	—	—	(8,791)	(41,845)
Net change in unrealized appreciation (depreciation) on
Investments	(61)	(437)	198,436	(166,392)
Futures contracts	(17,855)	61,421	—	—
Net change in unrealized appreciation (depreciation)	(17,916)	60,984	198,436	(166,392)
Net realized and change in unrealized appreciation (depreciation) on investments and futures contracts	(17,916)	60,984	189,645	(208,237)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(18,573)	$59,003	$203,569	$(38,186)

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Changes in Net Assets (unaudited)

	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF	Elkhorn S&P 500 Capital Expenditures Portfolio		Elkhorn S&P High Quality Preferred ETF
	For the Period September 20, 2016[1] to September 30, 2016	For the Period September 20, 2016[1] to September 30, 2016	Six Months Ended September 30, 2016	For the Period May 22, 2015[1] to March 31, 2016	For the Period May 23, 2016[1] to September 30, 2016
OPERATIONS:
Net investment income (loss)	$(657)	$(1,981)	$13,924	$28,576	$170,051
Net realized loss on investments and in-kind redemptions	—	—	(8,791)	(132,366)	(41,845)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(17,916)	60,984	198,436	(77,914)	(166,392)
Net increase (decrease) in net assets resulting from operations	(18,573)	59,003	203,569	(181,704)	(38,186)

Distributions paid to shareholders from:
Net investment income	—	—	(12,601)	(25,828)	(118,645)
Return of capital	—	—	—	(2,061)	—
Total distributions to shareholders	—	—	(12,601)	(27,889)	(118,645)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,500,050	10,000,050	2,383,236	2,495,866	12,693,035
Cost of shares redeemed	—	—	(1,231,041)	(1,146,798)	—
Net increase in net assets resulting from shareholder transactions	2,500,050	10,000,050	1,152,195	1,349,068	12,693,035
Increase in net assets	2,481,477	10,059,053	1,343,163	1,139,475	12,536,204

NET ASSETS:
Beginning of period	—	—	1,239,475	100,000	—
End of period	$2,481,477	$10,059,053	$2,582,638	$1,239,475	$12,536,204
Undistributed net investment income (loss) included in net assets at end of period	$(657)	$(1,981)	$1,520	$197	$51,406

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	54,000	4,000	—
Shares sold	100,002	400,002	100,000	100,000	500,002
Shares redeemed	—	—	(50,000)	(50,000)	—
Shares outstanding, end of period	100,002	400,002	104,000	54,000	500,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn Commodity Rotation Strategy ETF
Financial Highlights
For the period September 20, 2016[1] to September 30, 2016 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(0.18)
Total loss from investment operations	(0.19)
Net asset value, end of period	$24.81
Market value, end of period	$24.95
Total Return at Net Asset Value	(0.74)%[3]
Total Return at Market Value	(3.01)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$2,481
Ratio to average net assets of:
Expenses	0.99%[4]
Net investment income (loss)	(0.96)%[4]
Portfolio turnover rate[5]	0%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Financial Highlights
For the period September 20, 2016[1] to September 30, 2016 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	0.17
Total gain from investment operations	0.15
Net asset value, end of period	$25.15
Market value, end of period	$25.18
Total Return at Net Asset Value	0.59%[3]
Total Return at Market Value	(0.20)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$10,059
Ratio to average net assets of:
Expenses	0.75%[4]
Net investment income (loss)	(0.72)%[4]
Portfolio turnover rate[5]	0%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P 500 Capital Expenditures Portfolio
Financial Highlights

	Six-Months Ended September 30, 2016 (Unaudited)	For the period May 22, 2015[1] to March 31, 2016
Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$22.95	$25.00
Net investment income[2]	0.15	0.35
Net realized and unrealized gain (loss) on investments	1.85	(2.00)
Total gain (loss) from investment operations	2.00	(1.65)

Less distributions from:
Net investment income	(0.12)	(0.37)
Return of capital	—	(0.03)
Total distributions	(0.12)	(0.40)
Net asset value, end of period	$24.83	$22.95
Market value, end of period	$24.67	$22.97
Total Return at Net Asset Value	8.74%[3]	(6.4)%[3]
Total Return at Market Value	8.50%[3]	(5.22)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$2,583	$1,239
Ratio to average net assets of:
Expenses	0.29%[4]	0.29%[4]
Net investment income	1.27%[4]	1.77%[4]
Portfolio turnover rate[5]	33%[3]	51%[3]

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Financial Highlights
For the period May 23, 2016[1] to September 30, 2016 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.00

Income from Investment Operations:
Net investment income[2]	0.67
Net realized and unrealized loss on investments	(0.25)
Total gain from investment operations	0.42

Less distributions from:
Net investment income	(0.35)
Net asset value, end of period	$25.07
Market value, end of period	$25.19
Total Return at Net Asset Value	1.39%[3]
Total Return at Market Value	1.46%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$12,536
Ratio to average net assets of:
Expenses	0.47%[4]
Net investment income	7.52%[4]
Portfolio turnover rate[5]	44%[3]

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
September 30, 2016 (unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers shares in five series as of September 30, 2016. The Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF , Elkhorn S&P 500 Capital Expenditures Portfolio, and Elkhorn S&P High Quality Preferred ETF, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

Fund	Commencement of operations	Commencement of trading on secondary market
Elkhorn Commodity Rotation Strategy ETF	September 20, 2016	September 21, 2016
Elkhorn Fundamental Commodity Strategy ETF	September 20, 2016	September 21, 2016
Elkhorn S&P 500 Capital Expenditures Portfolio	May 22, 2015	May 27, 2015
Elkhorn S&P High Quality Preferred ETF	May 23, 2016	May 24, 2016

Fund	Investment objectives
Elkhorn Commodity Rotation Strategy ETF	The Fund seeks to provide investors with total return.
Elkhorn Fundamental Commodity Strategy ETF	The Fund seeks to provide investors with total return.
Elkhorn S&P 500 Capital Expenditures Portfolio	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Capex Efficiency Index.
Elkhorn S&P High Quality Preferred ETF	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

2. CONSOLIDATION OF SUBSIDIARIES

Elkhorn Cayman Fund 2 and Elkhorn Cayman Fund 1 (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, respectively. The principal purpose of the investments of the Funds noted above in the Subsidiaries is to allow the Funds to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at September 30, 2016:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
Elkhorn Commodity Rotation Strategy ETF	Elkhorn Cayman Fund 2	$482,145	19.4%
Elkhorn Fundamental Commodity Strategy ETF	Elkhorn Cayman Fund 1	2,061,421	20.5

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed above include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase

Notes to Financial Statements
September 30, 2016 (unaudited), continued

and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at September 30, 2016, if any, are listed in the Consolidated Schedules of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statements of Assets and Liabilities.

4. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser will determine the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees (the “Board”) or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-

Notes to Financial Statements
September 30, 2016 (unaudited), continued

established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

FAIR VALUATION MEASUREMENT:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at September 30, 2016, is disclosed at the end of each Fund’s Schedule of Investments.

5. ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay to Elkhorn Investments, LLC, a related party, (the “Adviser”) a fee calculated daily and payable monthly an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
Elkhorn Commodity Rotation Strategy ETF	0.99%
Elkhorn Fundamental Commodity Strategy ETF	0.75%
Elkhorn S&P 500 Capital Expenditures Portfolio	0.29%
Elkhorn S&P High Quality Preferred ETF	0.47%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of each Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Notes to Financial Statements
September 30, 2016 (unaudited), continued

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Funds under the plan, and the Funds will not pay 12b-1 fees any time before March 31, 2018.

6. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for each Fund’s shares may be at, above or below its NAV depending on the premium or discount at which each Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Funds consists of 50,000 shares except for Elkhorn Fundamental Commodity Strategy Fund which consists of 200,000 Shares. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Funds, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

7. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short- term investments) for the period ended September 30, 2016 were the following:

Fund	Purchases	Sales
Elkhorn S&P 500 Capital Expenditures Portfolio	$907,732	$716,411
Elkhorn S&P High Quality Preferred ETF	2,707,593	2,671,332

For the period ended September 30, 2016, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Elkhorn S&P 500 Capital Expenditures Portfolio	$1,150,083	$187,696
Elkhorn S&P High Quality Preferred ETF	12,658,343	—

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

Notes to Financial Statements
September 30, 2016 (unaudited), continued

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary market risk exposure as of September 30, 2016.

Fund	Asset Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized appreciation on futures contracts (1)	$20,573
Elkhorn Fundamental Commodity Strategy ETF		191,427
		$212,000

Fund	Liability Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized depreciation on futures contracts (1)	$38,428
Elkhorn Fundamental Commodity Strategy ETF		130,006
		$168,434

(1)

Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended September 30, 2016.

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Futures contracts	$(17,855)
Elkhorn Fundamental Commodity Strategy ETF	Futures contracts	61,421
		$43,566

The following is a summary of the fiscal quarter end average volume of derivative activity during the period ended September 30, 2016.

Fund	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
Futures contracts:
Average notional value of contracts	2,539,446	10,072,737

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements
September 30, 2016 (unaudited), continued

At March 31, 2016, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term (with no expiration)	Long-Term (with no expiration)	Total
Elkhorn S&P 500 Capital Expenditures Portfolio	$30,199	$—	$30,199

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elkhorn Commodity Rotation Strategy ETF	$999,404	$—	$(61)	$(61)
Elkhorn Fundamental Commodity Strategy ETF	3,998,327	—	(437)	(437)
Elkhorn S&P 500 Capital Expenditures Portfolio	2,459,555	194,774	(74,252)	120,522
Elkhorn S&P High Quality Preferred ETF	12,681,045	11,595	(177,987)	(166,392)

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on industry experience, the Funds expect this risk of loss due to these warranties and indemnities to be remote.

11. PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Index Risk. The Elkhorn S&P 500 Capital Expenditures Portfolio and Elkhorn S&P 500 High Quality Preferred ETF are not actively managed. Each Fund invests in securities included in or representative of its Index regardless of their investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

12. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Board of Considerations Regarding Approval of Investment Management Agreement (unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR
ELKHORN S&P HIGH QUALITY PREFERRED ETF (FKA ELKHORN S&P PREFERRED THOROUGHBREDS ETF), ELKHORN COMMODITY ROTATION STRATEGY ETF (FKA ELKHORN COMMODITY TECHNICAL LEADERS ETF) AND ELKHORN FUNDAMENTAL COMMODITY STRATEGY ETF (FKA ELKHORN FUNDAMENTAL COMMODITY ETF)

At meetings held on October 23, 2015 and June 7, 2016, respectively, the Board of Trustees of Elkhorn ETF Trust (the “Trust”), including the Independent Board Members, approved the Investment Management Agreement (the “Agreement”) between Elkhorn Investments, LLC (the “Adviser”) and the Trust for (i) Elkhorn S&P High Quality Preferred ETF and (ii) Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF (each, a “Fund”).

The Adviser provided information describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized by the Adviser as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of each Fund’s shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Board Members, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser for each Fund and the personnel and resources of the Adviser, including the investment management team that will be responsible for the day-to-day management of each Fund. With respect to the Elkhorn S&P High Quality Preferred ETF, the Trustees also considered that the Adviser secured a license with respect to the index that the Fund sought to track and considered the performance history of the index as well as a benchmark index. The Trustees considered the information from the Adviser regarding its financial condition that it was sufficiently stable to support its performance of the services under the Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of each Fund’s service providers including, for Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy Rotation ETF, the service provider responsible for foreign custody management.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on each Fund’s proposed investment management fee as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses. The Trustees also compared each Fund’s proposed unitary advisory fee against the median and average expense ratios of its ETF peer group. At the October 23, 2015 meeting, the Trustees noted that the Elkhorn S&P High Quality Preferred ETF had an expense ratio below the median and average expense ratios for its ETF peer group. At the June 7, 2016 meeting, the Trustees noted that the Elkhorn Fundamental Commodity Strategy ETF had a unitary investment management fee below the average/mean expense ratio for its ETF peer group and the Elkhorn Commodity Rotation Strategy ETF had a unitary investment management fee greater than the average/mean expense ratio for its ETF peer group. With respect to the Elkhorn Commodity Rotation Strategy ETF, the Board also considered average and median expense ratio information provided by the Adviser for an open-end actively managed peer group (given that the Fund is also actively managed) and noted that the proposed unitary investment management fee was less than the average/median expense ratio of the open-end actively managed peer group. The Board concluded that the unitary investment management fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary investment management fees, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it will likely lose money in its two years of operating each Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable.

Board of Considerations Regarding Approval of Investment Management Agreement (unaudited), continued

Economies of Scale and Whether the Fee Levels Reflect These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund. The Trustees concluded that the flat investment management fee for each Fund was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with each Fund, and had noted that it will not, initially, have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

PROXY VOTING INFORMATION

A description of each Fund’s proxy voting policies and procedures, as well as a record of how each Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

To reduce expenses, we may only mail one copy of each Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of house holding. We will begin sending you individual copies thirty days after receiving your request.

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INVESTMENT ADVISOR

Elkhorn Investments, LLC

207 Reber Street, Suite 201

Wheaton, IL 60187

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street

Chicago, Illinois 60601

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/08/2016

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Zeisemer, Chief Financial Officer
(principal financial officer)

Date	12/08/2016

*	Print the name and title of each signing officer under his or her signature.